Taxation (Details) - Schedule of movement of valuation allowance - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Movement Of Valuation Allowance Abstract
Balance at beginning of the period	$ 15,235	$ 9,830
Change of valuation allowance	2,874	5,405
Balance at end of the period	$ 18,109	$ 15,235